Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Property, plant and equipment
Property, plant and equipment consist of the following:

2019
	Cost	Accumulated depreciation	Net book value
Generation	$2,816,611	$540,118	$2,276,493
Distribution and transmission	4,988,297	598,449	4,389,848
Land	74,517	—	74,517
Equipment and other	94,583	47,541	47,042
Construction in progress
Generation	140,235	—	140,235
Distribution and transmission	303,529	—	303,529
	$8,417,772	$1,186,108	$7,231,664

5.	Property, plant and equipment (continued)

2018
	Cost	Accumulated depreciation	Net book value
Generation	$2,470,279	$450,230	$2,020,049
Distribution and transmission	4,455,935	521,236	3,934,699
Land	73,773	—	73,773
Equipment and other	88,757	41,295	47,462
Construction in progress
Generation	104,996	—	104,996
Distribution and transmission	212,579	—	212,579
	$7,406,319	$1,012,761	$6,393,558

Generation assets include cost of $109,653 (2018 - $104,107) and accumulated depreciation of $39,638 (2018 - $34,916) related to facilities under financing lease or owned by consolidated VIEs. Depreciation expense of facilities under finance leases was $1,615 (2018 - $1,987).
Distribution and transmission assets include the following:

•	Cost of $1,450,946 (2018 - $1,383,960) and accumulated depreciation of $97,080 (2018 - $69,960) related to regulated generation and transmission assets.

•
Cost of $514,709 (2018 - $503,664) and accumulated depreciation of $31,349 (2018 - $21,697) related to commonly owned facilities (note 1(k)). Total expenditures incurred on these facilities for the year ended December 31, 2019 were $69,210 (2018 - $75,427).

•	Cost of $3,076 (2018 - $3,076) and accumulated depreciation of $1,003 (2018 - $669) related to assets under finance lease.

•	Expansion costs of $1,000 on which the Company does not currently earn a return.
For the year ended December 31, 2019, contributions received in aid of construction of $7,137 (2018 - $6,057) have been credited to the cost of the assets.
Interest and AFUDC capitalized to the cost of the assets in 2019 and 2018 are as follows:

	2019	2018
Interest capitalized on non-regulated property	$4,538	$2,268
AFUDC capitalized on regulated property:
Allowance for borrowed funds	2,745	1,684
Allowance for equity funds	4,896	2,728
Total	$12,179	$6,680